Details of Significant Accounts - Share capital - Exchange of Perfect Shares for Perfect New Ordinary Shares as part of Reverse Recapitalization (Details) shares in Thousands	12 Months Ended
Dec. 31, 2022 shares
Share capital
Number of Shares before Share Combination	570,481
Share transfer ratio of Perfect original shares	0.17704366
Number of Shares after Share Combination	101,000
Perfect Original Shares exchanged for Perfect New Class A Ordinary Shares
Share capital
Number of Shares before Share Combination	475,653
Perfect Original Common Shares exchanged for Perfect New Class A Ordinary Shares
Share capital
Number of Shares before Share Combination	241,650
Perfect Original Preferred Shares exchanged for Perfect New Class A Ordinary Shares
Share capital
Number of Shares before Share Combination	234,003
Perfect Original Shares exchanged for Perfect New Class B Ordinary Shares
Share capital
Number of Shares before Share Combination	94,828
Perfect Original Common Shares exchanged for Perfect New Class B Ordinary Shares
Share capital
Number of Shares before Share Combination	86,500
Perfect Original Preferred Shares exchanged for Perfect New Class B Ordinary Shares
Share capital
Number of Shares before Share Combination	8,328
Perfect Class A Ordinary Shares
Share capital
Share transfer ratio of Perfect original shares	0.17704366
Number of Shares after Share Combination	84,211
Perfect Class A Ordinary Shares issued in exchange for Perfect Original Common Shares
Share capital
Number of Shares after Share Combination	42,782
Perfect Class A Ordinary Shares issued in exchange for Perfect Original Preferred Shares
Share capital
Number of Shares after Share Combination	41,429
Perfect Class B Ordinary Shares
Share capital
Share transfer ratio of Perfect original shares	0.17704366
Number of Shares after Share Combination	16,789
Perfect Class B Ordinary Shares issued in exchange for Perfect Original Common Shares
Share capital
Number of Shares after Share Combination	15,314
Perfect Class B Ordinary Shares issued in exchange for Perfect Original Preferred Shares
Share capital
Number of Shares after Share Combination	1,475